Equipment and right of use assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of equipment and right of use assets [Table Text Block]
	Right of use assets - leases $	Motor Vehicles $	Computer equipment $	Exploration and office equipment $	Total $
Cost:
At December 31, 2017	-	20,330	29,665	61,984	111,979
Additions	-	25,322	46,542	500	72,364
At December 31, 2018	-	45,652	76,207	62,484	184,343
Additions	347,048	-	2,087	1,507	350,642
At December 31, 2019	347,048	45,652	78,294	63,991	534,985

Depreciation:
At December 31, 2017	-	19,838	27,627	55,051	102,516
Charge for the year	-	3,980	5,638	1,765	11,383
At December 31, 2018	-	23,818	33,265	56,816	113,899
Charge for the year	65,073	6,548	7,020	1,282	79,923
At December 31, 2019	65,073	30,366	40,285	58,098	193,822

Net book value:
At December 31, 2018	-	21,834	42,942	5,668	70,444
At December 31, 2019	281,975	15,286	38,009	5,893	341,163